Recognized Restructuring and Other Items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,621	$ 4,525	$ 9,033	$ 4,525	$ 4,500
Other non-recurring items		1,111		1,111
Total	$ 4,621	$ 5,636	$ 9,033	$ 5,636